UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22995

Abacus FCF ETF Trust
(Exact name of registrant as specified in charter)

2101 Park Center Drive, Suite 290

Orlando, FL 32835

(Address of principal executive offices) (Zip code)

Derin Cohen

2101 Park Center Drive, Suite 290

Orlando, FL 32835

(Name and address of agent for service)

1-212-217-2597

Registrant’s telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period: January 31, 2026

Item 1. Reports to Stockholders.

(a)

Abacus FCF Innovation Leaders ETF
ABOT| (Principal U.S. Listing Exchange: CBOE )
Semi-Annual Shareholder Report | January 31, 2026
This semi-annual shareholder report contains important information about the Abacus FCF Innovation Leaders ETF for the period of August 1, 2025, to January 31, 2026.    You can find additional information about the Fund at https://abacusfcf.com/abot/. You can also request this information by contacting us at 1-800-617-0004.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Abacus FCF Innovation Leaders ETF	$19	0.39%
KEY FUND STATISTICS (as of January 31, 2026)

Net Assets	$4,505,580
Number of Holdings	50
Portfolio Turnover	41%
30-Day SEC Yield	0.33%
30-Day SEC Yield Unsubsidized	0.13%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)

Top 10 Issuers	(% of net assets)
Mount Vernon Liquid Assets Portfolio, LLC	12.9%
NVIDIA Corp.	5.9%
Apple, Inc.	5.1%
Alphabet, Inc.	3.7%
Broadcom, Inc.	3.6%
AbbVie, Inc.	2.9%
Bristol-Myers Squibb Co.	2.8%
Airbnb, Inc.	2.8%
QUALCOMM, Inc.	2.6%
Adobe, Inc.	2.6%
Sector Breakdown (% of net assets)

Technology
52.2%
Communications
22.9%
Health Care
16.2%
Financials
3.5%
Consumer Discretionary
3.2%
Industrials
1.9%
Cash & Other
0.1%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit  https://abacusfcf.com/abot/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Abacus FCF Advisors LLC documents not be householded, please contact Abacus FCF Advisors LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Abacus FCF Advisors LLC or your financial intermediary.
Abacus FCF Innovation Leaders ETF	PAGE 1	TSR-SAR-89628W500

Abacus FCF International Leaders ETF
ABLG| (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | January 31, 2026
This semi-annual shareholder report contains important information about the Abacus FCF International Leaders ETF for the period of August 1, 2025, to January 31, 2026.    You can find additional information about the Fund at https://abacusfcf.com/ablg/. You can also request this information by contacting us at 1-800-617-0004.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Abacus FCF International Leaders ETF	$29	0.54%
KEY FUND STATISTICS (as of January 31, 2026)

Net Assets	$30,007,052
Number of Holdings	52
Portfolio Turnover	35%
30-Day SEC Yield	1.77%
30-Day SEC Yield Unsubsidized	1.77%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)

Top 10 Issuers	(% of net assets)
Mount Vernon Liquid Assets Portfolio, LLC	33.7%
Advantest Corp.	6.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	5.0%
Roche Holding AG	3.8%
Novartis AG	3.7%
AstraZeneca PLC	2.9%
Telefonaktiebolaget LM Ericsson	2.8%
LVMH Moet Hennessy Louis Vuitton SE	2.8%
Accenture PLC	2.7%
L’Oreal SA	2.6%
Geographic Breakdown (% of net assets)
Sector Breakdown (% of net assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit  https://abacusfcf.com/ablg/.
Abacus FCF International Leaders ETF	PAGE 1	TSR-SAR-89628W401

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Abacus FCF Advisors LLC documents not be householded, please contact Abacus FCF Advisors LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Abacus FCF Advisors LLC or your financial intermediary.
Abacus FCF International Leaders ETF	PAGE 2	TSR-SAR-89628W401

Abacus FCF Leaders ETF
ABFL| (Principal U.S. Listing Exchange: CBOE )
Semi-Annual Shareholder Report | January 31, 2026
This semi-annual shareholder report contains important information about the Abacus FCF Leaders ETF for the period of August 1, 2025, to January 31, 2026.    You can find additional information about the Fund at https://abacusfcf.com/abfl/. You can also request this information by contacting us at 1-800-617-0004.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Abacus FCF Leaders ETF	$25	0.49%
KEY FUND STATISTICS (as of January 31, 2026)

Net Assets	$791,682,447
Number of Holdings	62
Portfolio Turnover	56%
30-Day SEC Yield	0.46%
30-Day SEC Yield Unsubsidized	0.46%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)

Top 10 Issuers	(% of net assets)
NVIDIA Corp.	4.9%
Apple, Inc.	4.5%
Lam Research Corp.	3.1%
AbbVie, Inc.	2.9%
Mastercard, Inc.	2.8%
Amgen, Inc.	2.8%
Bristol-Myers Squibb Co.	2.7%
Colgate-Palmolive Co.	2.7%
Gilead Sciences, Inc.	2.6%
Tapestry, Inc.	2.6%
Sector Breakdown (% of net assets)

Technology
30.9%
Health Care
16.2%
Industrials
13.8%
Communications
10.1%
Consumer Discretionary
8.1%
Financials
7.7%
Consumer Staples
5.2%
Energy
4.2%
Materials
3.6%
Cash & Other
0.2%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit  https://abacusfcf.com/abfl/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Abacus FCF Advisors LLC documents not be householded, please contact Abacus FCF Advisors LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Abacus FCF Advisors LLC or your financial intermediary.
Abacus FCF Leaders ETF	PAGE 1	TSR-SAR-89628W302

Abacus FCF Real Assets Leaders ETF
ABLD| (Principal U.S. Listing Exchange: CBOE )
Semi-Annual Shareholder Report | January 31, 2026
This semi-annual shareholder report contains important information about the Abacus FCF Real Assets Leaders ETF for the period of August 1, 2025, to January 31, 2026.      You can find additional information about the Fund at https://abacusfcf.com/abld/. You can also request this information by contacting us at 1-800-617-0004.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Abacus FCF Real Assets Leaders ETF	$21	0.39%
KEY FUND STATISTICS (as of January 31, 2026)

Net Assets	$42,127,238
Number of Holdings	58
Portfolio Turnover	66%
30-Day SEC Yield	3.85%
30-Day SEC Yield Unsubsidized	3.65%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)

Top 10 Issuers	(% of net assets)
Mount Vernon Liquid Assets Portfolio, LLC	30.7%
MPLX LP	3.7%
Shell PLC	3.2%
Atlas Copco AB	3.2%
Rockwell Automation, Inc.	2.9%
Cheniere Energy Partners LP	2.8%
Honeywell International, Inc.	2.7%
Axia Energia	2.7%
Simon Property Group, Inc.	2.6%
BHP Group Ltd.	2.6%
Sector Breakdown (% of net assets)

Industrials
37.8%
Energy
23.1%
Materials
20.8%
Real Estate
11.9%
Consumer Staples
3.1%
Utilities
2.7%
Cash & Other
0.6%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit  https://abacusfcf.com/abld/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Abacus FCF Advisors LLC documents not be householded, please contact Abacus FCF Advisors LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Abacus FCF Advisors LLC or your financial intermediary.
Abacus FCF Real Assets Leaders ETF	PAGE 1	TSR-SAR-89628W708

Abacus FCF Small Cap Leaders ETF
ABLS| (Principal U.S. Listing Exchange: CBOE )
Semi-Annual Shareholder Report | January 31, 2026
This semi-annual shareholder report contains important information about the Abacus FCF Small Cap Leaders ETF for the period of August 1, 2025, to January 31, 2026.    You can find additional information about the Fund at https://abacusfcf.com/abls/. You can also request this information by contacting us at 1-800-617-0004.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Abacus FCF Small Cap Leaders ETF	$19	0.39%
KEY FUND STATISTICS (as of January 31, 2026)

Net Assets	$988,277
Number of Holdings	51
Portfolio Turnover	76%
30-Day SEC Yield	0.53%
30-Day SEC Yield Unsubsidized	0.32%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)

Top 10 Issuers	(% of net assets)
Mount Vernon Liquid Assets Portfolio, LLC	17.0%
Argan, Inc.	9.3%
Collegium Pharmaceutical, Inc.	5.2%
Artisan Partners Asset Management, Inc.	4.3%
LCI Industries	4.0%
Enova International, Inc.	3.8%
Harmony Biosciences Holdings, Inc.	3.2%
PJT Partners, Inc.	3.2%
CommVault Systems, Inc.	3.1%
Healthcare Services Group, Inc.	2.7%
Sector Breakdown (% of net assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit  https://abacusfcf.com/abls/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Abacus FCF Advisors LLC documents not be householded, please contact Abacus FCF Advisors LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Abacus FCF Advisors LLC or your financial intermediary.
Abacus FCF Small Cap Leaders ETF	PAGE 1	TSR-SAR-89628W880

Abacus Flexible Bond Leaders ETF
ABXB| (Principal U.S. Listing Exchange: CBOE )
Semi-Annual Shareholder Report | January 31, 2026
This semi-annual shareholder report contains important information about the Abacus Flexible Bond Leaders ETF for the period of August 1, 2025, to January 31, 2026.    You can find additional information about the Fund at https://abacusfcf.com/abxb/. You can also request this information by contacting us at 1-800-617-0004.

WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Abacus Flexible Bond Leaders ETF	$20	0.39%
KEY FUND STATISTICS (as of January 31, 2026)

Net Assets	$1,972,832
Number of Holdings	6
Portfolio Turnover	77%
30-Day SEC Yield	4.54%
30-Day SEC Yield Unsubsidized	4.34%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)

Top 10 Issuers	(% of net assets)
Mount Vernon Liquid Assets Portfolio, LLC	32.5%
iShares International Treasury Bond ETF	20.2%
iShares J.P. Morgan USD Emerging Markets Bond ETF	20.1%
iShares MBS ETF	20.0%
iShares iBoxx $ High Yield Corporate Bond ETF	19.8%
iShares 0-5 Year High Yield Corporate Bond ETF	19.6%
Security Type Breakdown (% of net assets)

Exchange Traded Funds
99.8%
Investments Purchased with Proceeds from Securities Lending
32.5%
Cash & Other
-32.3%

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code above or visit  https://abacusfcf.com/abxb/.
Abacus Flexible Bond Leaders ETF	PAGE 1	TSR-SAR-89628W609

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Abacus FCF Advisors LLC documents not be householded, please contact Abacus FCF Advisors LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Abacus FCF Advisors LLC or your financial intermediary.
Abacus Flexible Bond Leaders ETF	PAGE 2	TSR-SAR-89628W609

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedules of Investments are included within the financial statements filed under Item 7 of this Form.
(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Abacus FCF ETF Trust
Abacus FCF Innovation Leaders ETF (ABOT)
Abacus FCF International Leaders ETF (ABLG)
Abacus FCF Leaders ETF (ABFL)
Abacus FCF Real Assets Leaders ETF (ABLD)
Abacus FCF Small Cap Leaders ETF (ABLS)
Abacus Flexible Bond Leaders ETF (ABXB)
Semi-Annual Financial Statements and Additional Information
January 31, 2026
(Unaudited)

Abacus FCF Innovation Leaders ETF
Schedule of Investments
January 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9%
Communications - 22.9%
Airbnb, Inc. - Class A(a)	960	$124,195
Alphabet, Inc. - Class A	494	166,972
AppLovin Corp. - Class A(a)	184	87,052
Expedia Group, Inc.(b)	294	77,863
GoDaddy, Inc. - Class A(a)	793	79,712
Lyft, Inc. - Class A(a)	2,377	40,100
Maplebear, Inc.(a)	1,563	58,081
Match Group, Inc.	1,405	43,766
New York Times Co. - Class A	962	70,524
ROBLOX Corp. - Class A(a)	1,192	78,386
Spotify Technology SA(a)	183	91,564
VeriSign, Inc.	472	115,277
		1,033,492
Consumer Discretionary - 3.2%
DraftKings, Inc. - Class A(a)	2,585	71,114
Hasbro, Inc.	836	74,663
		145,777
Financials - 3.5%
Fair Isaac Corp.(a)(b)	58	84,864
Toast, Inc. - Class A(a)	2,269	70,588
		155,452
Health Care - 16.2%
AbbVie, Inc.	594	132,468
Amgen, Inc.(b)	308	105,299
Bristol-Myers Squibb Co.	2,332	128,377
Corcept Therapeutics, Inc.(a)(b)	627	24,998
Exelixis, Inc.(a)	1,596	66,011
Gilead Sciences, Inc.	665	94,397
Illumina, Inc.(a)(b)	727	105,277
Incyte Corp.(a)(b)	736	73,651
		730,478
Industrials - 1.9%
Rockwell Automation, Inc.	199	83,908
Technology - 52.2%(c)
Adobe, Inc.(a)	399	117,007
Apple, Inc.	885	229,640
Atlassian Corp. - Class A(a)	768	90,762
Autodesk, Inc.(a)	413	104,435
Bentley Systems, Inc. - Class B	1,740	61,109
Broadcom, Inc.	486	161,012
Cadence Design Systems, Inc.(a)	278	82,388
Crowdstrike Holdings, Inc. - Class A(a)	185	81,660
Datadog, Inc. - Class A(a)	584	75,523

The accompanying notes are an integral part of these financial statements.

1

Abacus FCF Innovation Leaders ETF
Schedule of Investments
January 31, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Technology - (Continued)
Fortinet, Inc.(a)	1,023	$83,129
HubSpot, Inc.(a)	287	80,360
Intuit, Inc.	146	72,842
Manhattan Associates, Inc.(a)(b)	359	54,213
Motorola Solutions, Inc.	213	85,741
NetApp, Inc.	967	93,170
Nutanix, Inc. - Class A(a)	1,612	63,400
NVIDIA Corp.	1,393	266,244
Palo Alto Networks, Inc.(a)	583	103,174
Pegasystems, Inc.	1,011	44,171
Pure Storage, Inc. - Class A(a)(b)	1,002	69,679
QUALCOMM, Inc.	780	118,240
ServiceNow, Inc.(a)	635	74,301
Workday, Inc. - Class A(a)	417	73,238
Zscaler, Inc.(a)	319	63,803
		2,349,241
TOTAL COMMON STOCKS (Cost $4,790,520)		4,498,348
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 12.9%
Mount Vernon Liquid Assets Portfolio, LLC, 3.77%(d)	582,315	582,315
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $582,315)		582,315
TOTAL INVESTMENTS - 112.8% (Cost $5,372,835)		$5,080,663
Money Market Deposit Account - 0.1%(e)		6,209
Liabilities in Excess of Other Assets - (12.9)%		(581,292)
TOTAL NET ASSETS - 100.0%		$4,505,580

Percentages are stated as a percent of net assets.
For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine classifications for reporting ease.
LLC - Limited Liability Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2026. The fair value of these securities was $554,387, which represented 12.3% of net assets.
(c)	To the extent that the Fund invests more heavily in a particular sector of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(d)	The rate shown represents the 7-day annualized yield as of January 31, 2026.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of January 31, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

2

Abacus FCF International Leaders ETF
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.1%
Communications - 5.6%
Advanced Info Service PCL - ADR	62,425	$737,707
NetEase, Inc. - ADR	5,080	654,456
TIM SA - ADR	12,395	288,804
		1,680,967
Consumer Discretionary - 11.4%
Atour Lifestyle Holdings Ltd. - ADR	9,568	341,960
H World Group Ltd. - ADR	15,314	727,568
InterContinental Hotels Group PLC - ADR(a)	3,063	420,366
LVMH Moet Hennessy Louis Vuitton SE - ADR	6,542	845,750
On Holding AG - Class A(b)	9,782	442,635
OPAP SA	7,349	148,090
Sea Ltd. - ADR(b)	4,299	500,791
		3,427,160
Consumer Staples - 6.9%
Ambev SA - ADR(a)	241,129	670,339
L’Oreal SA - ADR(a)	8,635	791,570
Reckitt Benckiser Group PLC - ADR	37,070	617,957
		2,079,866
Financials - 8.6%
Admiral Group PLC - ADR	11,631	443,327
Computershare Ltd. - ADR	21,540	491,543
Experian PLC - ADR	8,539	320,640
Hong Kong Exchanges & Clearing Ltd. - ADR	6,501	357,165
Kaspi.KZ JSC - ADR(a)(b)	5,966	454,430
Tokio Marine Holdings, Inc. - ADR(a)	13,422	500,506
		2,567,611
Health Care - 14.3%
Alkermes PLC(a)(b)	13,289	450,364
AstraZeneca PLC - ADR	9,339	866,379
Jazz Pharmaceuticals PLC(b)	4,485	737,737
Novartis AG - ADR	7,532	1,119,858
Roche Holding AG - ADR(a)	19,916	1,130,233
		4,304,571
Industrials - 17.5%
Allegion PLC	2,629	434,810
Atlas Copco AB - ADR	31,918	572,290
Hiab Oyj - ADR	9,278	251,805
Hitachi Ltd. - ADR(a)	19,622	681,864
Knorr-Bremse AG - ADR(a)	17,778	516,629
Pentair PLC	5,187	546,554
RELX PLC - ADR(a)	11,477	410,877
Siemens Energy AG - ADR(b)	3,939	668,645
TE Connectivity PLC	2,761	615,096
Technip Energies NV - ADR	13,833	539,279
		5,237,849

The accompanying notes are an integral part of these financial statements.

3

Abacus FCF International Leaders ETF
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Materials - 2.3%
Evraz PLC(b)(c)	49,526	$0
Holcim AG - ADR(a)(b)	33,652	689,866
		689,866
Technology - 31.3%(d)
Accenture PLC - Class A	3,019	795,929
Advantest Corp. - ADR(a)	12,598	2,084,087
Cellebrite DI Ltd.(b)	18,602	273,636
Check Point Software Technologies Ltd.(b)	2,949	529,375
Global-e Online Ltd.(b)	13,136	480,121
Infosys Ltd. - ADR(a)	35,000	615,300
Monday.com Ltd.(a)(b)	2,613	299,842
Sage Group PLC - ADR	9,844	514,152
Sony Group Corp. - ADR	31,344	692,702
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	4,509	1,490,495
Telefonaktiebolaget LM Ericsson - ADR(a)	79,144	854,755
Wipro Ltd. - ADR(a)	171,998	433,435
Wix.com Ltd.(a)(b)	3,889	337,721
		9,401,550
Utilities - 1.2%
Enel Chile SA - ADR	82,808	359,387
TOTAL COMMON STOCKS (Cost $28,210,212)		29,748,827
	Contracts
WARRANTS - 0.0%(e)
Technology - 0.0%(e)
Constellation Software, Inc.(b)(c)	438	0
TOTAL WARRANTS (Cost $0)		0
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 33.7%
Mount Vernon Liquid Assets Portfolio, LLC, 3.77%(f)	10,097,466	10,097,466
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $10,097,466)		10,097,466
TOTAL INVESTMENTS - 132.8% (Cost $38,307,678)		$39,846,293
Money Market Deposit Account - 0.3%(g)		96,106
Liabilities in Excess of Other Assets - (33.1)%		(9,935,347)
TOTAL NET ASSETS - 100.0%		$30,007,052

The accompanying notes are an integral part of these financial statements.

4

Abacus FCF International Leaders ETF
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine classifications for reporting ease.
ADR - American Depositary Receipt
JSC - Public Joint Stock Company
LLC - Limited Liability Company
PCL - Public Company Limited
PLC - Public Limited Company
(a)	All or a portion of this security is on loan as of January 31, 2026. The fair value of these securities was $9,634,596, which represented 32.1% of net assets.
(b)	Non-income producing security.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of January 31, 2026.

(d)
Amount represents investments in a particular sector. No industry within this sector represented more than 25% of the Fund’s total assets at the time of investment. To the extent that the Fund invests more heavily in a particular sector of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

(e)	Represents less than 0.05% of net assets.
(f)	The rate shown represents the 7-day annualized yield as of January 31, 2026.
(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of January 31, 2026 was 3.45%.

Allocation of Portfolio Holdings by Country as of January 31, 2026 (Unaudited)
(% of Net Assets)
Japan	$3,959,159	13.2%
United Kingdom	3,819,612	12.7
Switzerland	3,382,592	11.3
Ireland	3,354,576	11.2
France	2,176,599	7.3
Israel	1,920,695	6.4
China	1,723,984	5.8
Taiwan	1,490,495	5.0
Sweden	1,427,045	4.8
Germany	1,185,274	3.9
India	1,048,735	3.5
Brazil	959,143	3.2
Thailand	737,707	2.4
Singapore	500,791	1.6
Australia	491,543	1.6
Kazakhstan	454,430	1.5
Chile	359,387	1.2
Hong Kong	357,165	1.2
Finland	251,805	0.8
Greece	148,090	0.5
Canada	0(a)	0.0(a)
Investments Purchased with Proceeds from Securities Lending	10,097,466	33.7
Money Market Deposit Account and Liabilities in Excess of Other Assets	(9,839,241)	(32.8)
	$30,007,052	100.0%

(a)
Security valued at fair value using methods determined in good faith by or at the direction of the Fund’s valuation designee. Value determined using significant unobservable inputs. At January 31, 2026, the fair value of this security represented less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

5

Abacus FCF Leaders ETF
Schedule of Investments
January 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%
Communications - 10.1%
AppLovin Corp. - Class A(a)	32,454	$15,354,312
Booking Holdings, Inc.	3,079	15,400,665
Expedia Group, Inc.	47,646	12,618,567
Lyft, Inc. - Class A(a)	305,213	5,148,943
ROBLOX Corp. - Class A(a)	122,271	8,040,541
Spotify Technology SA(a)	23,278	11,647,147
VeriSign, Inc.	48,159	11,761,873
		79,972,048
Consumer Discretionary - 8.1%
Dillard’s, Inc. - Class A	11,957	7,264,595
DraftKings, Inc. - Class A(a)	344,539	9,478,268
Hasbro, Inc.	107,557	9,605,916
Hilton Worldwide Holdings, Inc.	58,990	17,609,105
Tapestry, Inc.	159,638	20,259,658
		64,217,542
Consumer Staples - 5.2%
Colgate-Palmolive Co.	232,733	21,013,462
Dollar Tree, Inc.(a)	99,190	11,663,752
Philip Morris International, Inc.	46,572	8,356,880
		41,034,094
Energy - 4.2%
Nextpower, Inc. - Class A(a)	147,449	17,264,803
TechnipFMC PLC	287,876	16,040,451
		33,305,254
Financials - 7.7%
Broadridge Financial Solutions, Inc.	68,577	13,517,213
Charles Schwab Corp.	112,826	11,724,878
Mastercard, Inc. - Class A	41,656	22,443,836
Synchrony Financial	116,153	8,436,192
Toast, Inc. - Class A(a)	156,586	4,871,391
		60,993,510
Health Care - 16.2%
AbbVie, Inc.	103,751	23,137,510
Alkermes PLC(a)	223,575	7,576,957
Amgen, Inc.	63,994	21,878,269
Bristol-Myers Squibb Co.	392,260	21,593,913
Cardinal Health, Inc.	35,598	7,649,298
Chemed Corp.	14,127	6,034,207
Corcept Therapeutics, Inc.(a)	40,617	1,619,400
Gilead Sciences, Inc.	144,614	20,527,957
Medpace Holdings, Inc.(a)	21,545	12,549,532
PTC Therapeutics, Inc.(a)	77,165	5,828,272
		128,395,315

The accompanying notes are an integral part of these financial statements.

6

Abacus FCF Leaders ETF
Schedule of Investments
January 31, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrials - 13.8%
Argan, Inc.	47,967	$16,649,825
EMCOR Group, Inc.	14,778	10,650,948
Primoris Services Corp.	52,418	7,770,969
Rockwell Automation, Inc.	23,806	10,037,800
Rollins, Inc.	203,607	12,896,467
Sterling Infrastructure, Inc.(a)	23,328	8,349,324
TopBuild Corp.(a)(b)	11,176	5,230,927
Tutor Perini Corp.	127,765	10,079,381
Valmont Industries, Inc.	17,135	7,634,671
Vertiv Holdings Co. - Class A	105,723	19,683,508
		108,983,820
Materials - 3.6%
Crown Holdings, Inc.(b)	89,253	9,343,004
Newmont Corp.	82,695	9,290,783
Southern Copper Corp.(b)	53,248	10,134,243
		28,768,030
Technology - 30.9%(c)
Adobe, Inc.(a)	36,248	10,629,726
Apple, Inc.	138,353	35,899,836
Arista Networks, Inc.(a)	132,726	18,812,583
Atlassian Corp. - Class A(a)	52,395	6,192,041
Autodesk, Inc.(a)	51,272	12,965,151
Broadcom, Inc.	53,109	17,595,012
Clear Secure, Inc. - Class A(b)	196,067	6,395,706
Dropbox, Inc. - Class A(a)	111,424	2,839,083
Extreme Networks, Inc.(a)	393,940	5,743,645
Lam Research Corp.	106,674	24,904,112
Motorola Solutions, Inc.	35,503	14,291,378
NetApp, Inc.	105,962	10,209,439
NVIDIA Corp.	202,753	38,752,181
Palo Alto Networks, Inc.(a)	75,633	13,384,772
Pure Storage, Inc. - Class A(a)	183,457	12,757,600
QUALCOMM, Inc.	85,509	12,962,309
		244,334,574
TOTAL COMMON STOCKS (Cost $725,121,417)		790,004,187

The accompanying notes are an integral part of these financial statements.

7

Abacus FCF Leaders ETF
Schedule of Investments
January 31, 2026 (Unaudited)(Continued)

	Units	Value
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.2%
Mount Vernon Liquid Assets Portfolio, LLC, 3.77%(d)	17,157,134	$17,157,134
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $17,157,134)		17,157,134
TOTAL INVESTMENTS - 102.0% (Cost $742,278,551)		$807,161,321
Money Market Deposit Account - 0.2%(e)		1,419,381
Liabilities in Excess of Other Assets - (2.2)%		(16,898,255)
TOTAL NET ASSETS - 100.0%		$791,682,447

Percentages are stated as a percent of net assets.
For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine classifications for reporting ease.
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2026. The fair value of these securities was $15,947,594, which represented 2.01% of net assets.
(c)
Amount represents investments in a particular sector. No industry within this sector represented more than 25% of the Fund’s total assets at the time of investment. To the extent that the Fund invests more heavily in a particular sector of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

(d)	The rate shown represents the 7-day annualized yield as of January 31, 2026.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of January 31, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

8

Abacus FCF Real Assets Leaders ETF
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 75.1%
Consumer Staples - 3.1%
Archer-Daniels-Midland Co.(a)	13,169	$886,405
Cal-Maine Foods, Inc.(a)	5,207	434,941
		1,321,346
Energy - 10.4%
Antero Midstream Corp.	56,472	1,062,803
California Resources Corp.	8,295	443,782
Ecopetrol SA - ADR(a)	69,840	877,889
Hess Midstream LP - Class A(a)	17,619	624,946
Shell PLC - ADR	17,559	1,352,570
		4,361,990
Industrials - 37.8%(b)
A.O. Smith Corp.(a)	10,388	763,414
Allegion PLC	4,107	679,257
Atlas Copco AB - ADR	64,466	1,331,223
Cognex Corp.	15,721	609,031
Eaton Corp. PLC	66	23,194
Emerson Electric Co.	6,455	948,627
FANUC Corp. - ADR	53,176	1,066,711
Frontline PLC(a)	30,043	858,629
Graco, Inc.	11,597	1,012,766
Grupo Aeroportuario del Centro Norte SAB de CV - ADR	4,530	529,829
Grupo Aeroportuario del Sureste SAB de CV - ADR	2,083	718,906
Hitachi Ltd. - ADR(a)	28,947	1,005,908
Honeywell International, Inc.	5,053	1,149,659
Hubbell, Inc.(a)	324	158,092
IDEX Corp.	4,868	966,541
Lincoln Electric Holdings, Inc.	2,444	648,515
Pentair PLC(a)	6,331	667,097
Rockwell Automation, Inc.	2,869	1,209,714
Siemens AG - ADR	5,024	760,232
Siemens Energy AG - ADR(c)	2,721	461,890
ZIM Integrated Shipping Services Ltd.(a)	16,963	373,695
		15,942,930
Materials - 20.0%
BHP Group Ltd. - ADR(a)	15,681	1,077,755
Carlisle Cos., Inc.(a)	2,273	774,843
CF Industries Holdings, Inc.	5,389	502,416
Endeavour Mining PLC	17,508	955,859
Gold Fields, Ltd. - ADR(a)	15,179	760,772
Harmony Gold Mining Co. Ltd. - ADR	33,308	710,793
Kinross Gold Corp.	26,122	824,410
NewMarket Corp.	1,112	745,918
Newmont Corp.	4,497	505,238
OceanaGold Corp.	17,917	580,544

The accompanying notes are an integral part of these financial statements.

9

Abacus FCF Real Assets Leaders ETF
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Materials - (Continued)
Solstice Advanced Materials, Inc.(c)	1,077	$66,526
Southern Copper Corp.(a)	4,824	918,134
		8,423,208
Real Estate - 1.1%
St Joe Co.(a)	7,131	472,001
Utilities - 2.7%
Axia Energia - ADR(a)	88,468	912,990
Axia Energia - ADR(c)	23,252	232,520
		1,145,510
TOTAL COMMON STOCKS (Cost $27,933,936)		31,666,985
	Units
MASTER LIMITED PARTNERSHIPS - 13.5%
Energy - 12.7%
Cheniere Energy Partners LP	21,276	1,199,753
MPLX LP	27,993	1,564,809
Plains All American Pipeline LP	51,964	999,787
Plains GP Holdings LP – Class A	26,848	549,847
Western Midstream Partners LP(a)	25,369	1,051,799
		5,365,995
Materials - 0.8%
Alliance Resource Partners LP	13,190	314,186
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $5,412,766)		5,680,181
	Shares
REAL ESTATE INVESTMENT TRUSTS - 10.8%
Real Estate - 10.8%
CubeSmart	5,324	199,810
Equity LifeStyle Properties, Inc.(a)	8,849	558,991
Gaming and Leisure Properties, Inc.(a)	3,131	140,112
Lamar Advertising Co. - Class A(a)	7,454	956,423
National Health Investors, Inc.	5,841	479,663
Public Storage	2,292	633,028
Rayonier, Inc.(a)	21,918	498,415
Simon Property Group, Inc.	5,660	1,082,815
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,377,879)		4,549,257

The accompanying notes are an integral part of these financial statements.

10

Abacus FCF Real Assets Leaders ETF
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)(Continued)

	Units	Value
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 30.7%
Mount Vernon Liquid Assets Portfolio, LLC, 3.77%(d)	12,929,527	$12,929,527
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $12,929,527)		12,929,527
TOTAL INVESTMENTS - 130.1% (Cost $50,654,108)		$54,825,950
Money Market Deposit Account - 4.4%(e)		1,861,805
Liabilities in Excess of Other Assets - (34.5)%		(14,560,517)
TOTAL NET ASSETS - 100.0%		$42,127,238

Percentages are stated as a percent of net assets.
For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine classifications for reporting ease.
ADR - American Depositary Receipt
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
(a)	All or a portion of this security is on loan as of January 31, 2026. The fair value of these securities was $12,304,157, which represented 29.2% of net assets.
(b)	To the extent that the Fund invests more heavily in a particular sector of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(c)	Non-income producing security.
(d)	The rate shown represents the 7-day annualized yield as of January 31, 2026.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of January 31, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

11

Abacus FCF Small Cap Leaders ETF
Schedule of Investments
January 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 100.0%
Communications - 2.1%
EverQuote, Inc. - Class A(a)	688	$15,618
MediaAlpha, Inc. - Class A(a)	549	5,616
		21,234
Consumer Discretionary - 10.1%
G-III Apparel Group Ltd.	221	6,486
Kontoor Brands, Inc.	355	21,204
LCI Industries(b)	267	39,166
Peloton Interactive, Inc. - Class A(a)	3,105	17,357
PROG Holdings, Inc.	242	7,851
Winmark Corp.(b)	17	7,662
		99,726
Consumer Staples - 1.0%
Seneca Foods Corp. - Class A(a)	85	10,143
Energy - 4.6%
DNOW, Inc.(a)	1,719	26,112
Nextpower, Inc. - Class A(a)(b)	162	18,968
		45,080
Financials - 17.9%
AMERISAFE, Inc.	209	7,860
Artisan Partners Asset Management, Inc. - Class A	965	42,962
Cohen & Steers, Inc.	238	15,294
Diamond Hill Investment Group, Inc.	120	20,562
Enova International, Inc.(a)	228	37,659
PJT Partners, Inc. - Class A	180	31,145
Remitly Global, Inc.(a)	672	8,884
World Acceptance Corp.(a)	102	12,368
		176,734
Health Care - 22.6%
BioCryst Pharmaceuticals, Inc.(a)	971	6,389
Catalyst Pharmaceuticals, Inc.(a)	812	19,732
Collegium Pharmaceutical, Inc.(a)	1,119	51,384
Embecta Corp.	1,226	13,008
Harmony Biosciences Holdings, Inc.(a)(b)	874	31,918
MiMedx Group, Inc.(a)	3,728	19,050
Oscar Health, Inc. - Class A(a)	1,667	23,921
Pediatrix Medical Group, Inc.(a)	847	18,109
Progyny, Inc.(a)	1,086	25,923
SIGA Technologies, Inc.	2,004	13,427
		222,861

The accompanying notes are an integral part of these financial statements.

12

Abacus FCF Small Cap Leaders ETF
Schedule of Investments
January 31, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrials - 15.6%
Argan, Inc.	265	$91,984
Exponent, Inc.	245	17,608
Healthcare Services Group, Inc.(a)(b)	1,411	26,555
Teekay Corp. Ltd.	1,723	17,627
		153,774
Materials - 1.7%
WD-40 Co.	72	16,648
Technology - 24.4%
Agilysys, Inc.(a)	140	12,145
Appian Corp. - Class A(a)	528	14,731
Arlo Technologies, Inc.(a)	1,704	21,624
AvePoint, Inc.(a)	1,315	15,293
Box, Inc. - Class A(a)	485	12,295
CommVault Systems, Inc.(a)	353	30,252
GigaCloud Technology, Inc. - Class A(a)	174	6,948
Harmonic, Inc.(a)(b)	674	6,551
Intapp, Inc.(a)	145	4,923
LiveRamp Holdings, Inc.(a)	729	17,751
Progress Software Corp.(a)	529	21,647
Qualys, Inc.(a)(b)	183	24,138
Semtech Corp.(a)	84	6,699
Tenable Holdings, Inc.(a)	1,029	22,700
Varonis Systems, Inc.(a)(b)	268	7,997
Workiva, Inc.(a)(b)	207	15,943
		241,637
TOTAL COMMON STOCKS (Cost $986,046)		987,837
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 17.0%
Mount Vernon Liquid Assets Portfolio, LLC, 3.77%(c)	168,490	168,490
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $168,490)		168,490
TOTAL INVESTMENTS - 117.0% (Cost $1,154,536)		$1,156,327
Money Market Deposit Account - 0.1%(d)		762
Liabilities in Excess of Other Assets - (17.1)%		(168,812)
TOTAL NET ASSETS - 100.0%		$988,277

The accompanying notes are an integral part of these financial statements.

13

Abacus FCF Small Cap Leaders ETF
Schedule of Investments
January 31, 2026 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine classifications for reporting ease.
LLC - Limited Liability Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2026. The fair value of these securities was $163,352, which represented 16.5% of net assets.
(c)	The rate shown represents the 7-day annualized yield as of January 31, 2026.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of January 31, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

14

Abacus Flexible Bond Leaders ETF
Schedule of Investments
January 31, 2026 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 99.8%
iShares 0-5 Year High Yield Corporate Bond ETF	8,980	$387,038
iShares iBoxx $ High Yield Corporate Bond ETF(a)	4,819	390,917
iShares International Treasury Bond ETF(a)	9,418	399,417
iShares J.P. Morgan USD Emerging Markets Bond ETF	4,110	396,944
iShares MBS ETF	4,120	394,243
TOTAL EXCHANGE TRADED FUNDS (Cost $1,919,944)		1,968,559
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 32.5%
Mount Vernon Liquid Assets Portfolio, LLC, 3.77%(b)	641,330	641,330
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $641,330)		641,330
TOTAL INVESTMENTS - 132.3% (Cost $2,561,274)		$2,609,889
Money Market Deposit Account - 0.2%(c)		4,533
Liabilities in Excess of Other Assets - (32.5)%		(641,590)
TOTAL NET ASSETS - 100.0%		$1,972,832

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
(a)	All or a portion of this security is on loan as of January 31, 2026. The fair value of these securities was $625,827, which represented 31.7% of net assets.
(b)	The rate shown represents the 7-day annualized yield as of January 31, 2026.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of January 31, 2026 was 3.45%.

The accompanying notes are an integral part of these financial statements.

15

ABACUS FCF ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
January 31, 2026 (Unaudited)

	Abacus FCF Innovation Leaders ETF	Abacus FCF International Leaders ETF	Abacus FCF Leaders ETF
ASSETS:
Investments, at value	$5,080,663	$39,846,293	$807,161,321
Cash - interest bearing deposit account	6,209	96,106	1,419,381
Dividends receivable	2,497	41,278	578,969
Security lending income receivable	82	11,904	3,114
Interest receivable	17	253	3,705
Receivable for investments sold	—	1,568,315	—
Dividend tax reclaims receivable	—	176,808	—
Total assets	5,089,468	41,740,957	809,166,490
LIABILITIES:
Payable upon return of securities loaned	582,315	10,097,466	17,157,134
Payable to Adviser	1,573	14,489	326,909
Payable for capital shares redeemed	—	1,621,950	—
Total liabilities	583,888	11,733,905	17,484,043
NET ASSETS	$4,505,580	$30,007,052	$791,682,447
Net Assets Consist of:
Paid-in capital	$15,289,014	$41,539,822	$740,683,788
Total distributable earnings/(accumulated losses)	(10,783,434)	(11,532,770)	50,998,659
Total net assets	$4,505,580	$30,007,052	$791,682,447
Net assets	$4,505,580	$30,007,052	$791,682,447
Shares issued and outstanding(a)	125,000	925,000	10,950,000
Net asset value per share	$36.04	$32.44	$72.30
Cost:
Investments, at cost	$5,372,835	$38,307,678	$742,278,551
LOANED SECURITIES:
at value (included in investments)	$554,387	$9,634,596	$15,947,594

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

16

ABACUS FCF ETF TRUST
STATEMENTS OF ASSETS AND LIABILITIES
January 31, 2026 (Unaudited)(Continued)

	Abacus FCF Real Assets Leaders ETF	Abacus FCF Small Cap Leaders ETF	Abacus Flexible Bond Leaders ETF
ASSETS:
Investments, at value	$54,825,950	$1,156,327	$2,609,889
Cash - interest bearing deposit account	1,861,805	762	4,533
Dividends receivable	63,855	—	—
Security lending income receivable	5,536	14	378
Interest receivable	2,047	2	13
Dividend tax reclaims receivable	11,197	—	—
Total assets	56,770,390	1,157,105	2,614,813
LIABILITIES:
Payable upon return of securities loaned	12,929,527	168,490	641,330
Payable to Adviser	13,625	338	651
Payable for investments purchased	1,700,000	—	—
Total liabilities	14,643,152	168,828	641,981
NET ASSETS	$42,127,238	$988,277	$1,972,832
Net Assets Consist of:
Paid-in capital	$39,202,842	$1,015,205	$9,384,759
Total distributable earnings/(accumulated losses)	2,924,396	(26,928)	(7,411,927)
Total net assets	$42,127,238	$988,277	$1,972,832
Net assets	$42,127,238	$988,277	$1,972,832
Shares issued and outstanding(a)	1,350,000	50,500	100,000
Net asset value per share	$31.21	$19.57	$19.73
Cost:
Investments, at cost	$50,654,108	$1,154,536	$2,561,274
LOANED SECURITIES:
at value (included in investments)	$12,304,157	$163,352	$625,827

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

17

Abacus FCF ETF Trust
STATEMENTS OF OPERATIONS
For the Period Ended January 31, 2026 (Unaudited)

	Abacus FCF Innovation Leaders ETF	Abacus FCF International Leaders ETF	Abacus FCF Leaders ETF
INVESTMENT INCOME:
Dividend income	$18,168	$311,221	$3,794,775
Less: dividend withholding taxes	—	(10,909)	—
Less: issuance fees	—	(17,562)	—
Interest income	94	2,201	58,477
Securities lending income	679	67,385	22,405
Total investment income	18,941	352,336	3,875,657
EXPENSES:
Investment advisory fee	16,436	86,735	1,841,330
Total expenses	16,436	86,735	1,841,330
Expense reimbursement by Adviser	(5,571)	—	—
Net expenses	10,865	86,735	1,841,330
Net investment income	8,076	265,601	2,034,327
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	285,949	(4,478)	8,963,277
In-kind redemptions	241,122	326,199	24,918,817
Foreign currency translation	—	524	—
Net realized gain (loss)	527,071	322,245	33,882,094
Net change in unrealized appreciation (depreciation) on:
Investments	(792,076)	2,722,948	(4,991,352)
Foreign currency translation	—	7,132	—
Net change in unrealized appreciation (depreciation)	(792,076)	2,730,080	(4,991,352)
Net realized and unrealized gain (loss)	(265,005)	3,052,325	28,890,742
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (256,929)	$3,317,926	$30,925,069

The accompanying notes are an integral part of these financial statements.

18

Abacus FCF ETF Trust
STATEMENTS OF OPERATIONS
For the Period Ended January 31, 2026 (Unaudited)(Continued)

	Abacus FCF Real Assets Leaders ETF	Abacus FCF Small Cap Leaders ETF	Abacus Flexible Bond Leaders ETF
INVESTMENT INCOME:
Dividend income	$670,659	$7,095	$48,050
Less: dividend withholding taxes	(8,723)	—	—
Less: issuance fee	(7,930)	—	—
Interest income	5,004	121	279
Securities lending income	44,180	89	1,462
Total investment income	703,190	7,305	49,791
EXPENSES:
Investment advisory fee	136,224	3,408	6,008
Total expenses	136,224	3,408	6,008
Expense reimbursement by Adviser	(46,178)	(1,155)	(2,037)
Net expenses	90,046	2,253	3,971
Net investment income	613,144	5,052	45,820
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(295,059)	(13,511)	5,796
In-kind redemptions	1,526,945	—	8,059
Net realized gain (loss)	1,231,886	(13,511)	13,855
Net change in unrealized appreciation (depreciation) on:
Investments	2,730,095	(26,433)	27,553
Foreign currency translation	(21,145)	—	—
Net change in unrealized appreciation (depreciation)	2,708,950	(26,433)	27,553
Net realized and unrealized gain (loss)	3,940,836	(39,944)	41,408
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,553,980	$(34,892)	$87,228

The accompanying notes are an integral part of these financial statements.

19

ABACUS FCF ETF TRUST
Statements of Changes in Net Assets

	Abacus FCF Innovation Leaders ETF		Abacus FCF International Leaders ETF
	Period Ended January 31, 2026 (Unaudited)	Year Ended July 31, 2025	Period Ended January 31, 2026 (Unaudited)	Year Ended July 31, 2025
OPERATIONS:
Net investment income (loss)	$8,076	$38,101	$265,601	$1,417,325
Net realized gain (loss)	527,071	11,476,468	322,245	3,352,122
Net change in unrealized appreciation (depreciation)	(792,076)	(4,391,073)	2,730,080	(6,083,113)
Net increase (decrease) in net assets from operations	(256,929)	7,123,496	3,317,926	(1,313,666)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(10,138)	(118,109)	(246,271)	(1,541,886)
Total distributions to shareholders	(10,138)	(118,109)	(246,271)	(1,541,886)
CAPITAL TRANSACTIONS:
Shares sold	—	10,905,468	—	123,634,330
Shares redeemed	(1,972,320)	(56,075,518)	(4,749,030)	(149,549,505)
Net increase (decrease) in net assets from capital transactions	(1,972,320)	(45,170,050)	(4,749,030)	(25,915,175)
NET INCREASE (DECREASE) IN NET ASSETS	(2,239,387)	(38,164,663)	(1,677,375)	(28,770,727)
NET ASSETS:
Beginning of the period	6,744,967	44,909,630	31,684,427	60,455,154
End of the period	$4,505,580	$6,744,967	$30,007,052	$31,684,427
SHARES TRANSACTIONS
Shares sold	—	325,000	—	4,125,000
Shares redeemed	(50,000)	(1,575,000)	(150,000)	(5,075,000)
Total increase (decrease) in shares outstanding	(50,000)	(1,250,000)	(150,000)	(950,000)

The accompanying notes are an integral part of these financial statements.

20

ABACUS FCF ETF TRUST
Statements of Changes in Net Assets

	Abacus FCF Leaders ETF		Abacus FCF Real Assets Leaders ETF
	Period Ended January 31, 2026 (Unaudited)	Year Ended July 31, 2025	Period Ended January 31, 2026 (Unaudited)	Year Ended July 31, 2025
OPERATIONS:
Net investment income (loss)	$2,034,327	$4,733,858	$613,144	$1,006,709
Net realized gain (loss)	33,882,094	44,083,811	1,231,886	2,457,204
Net change in unrealized appreciation (depreciation)	(4,991,352)	16,579,301	2,708,950	(2,145,187)
Net increase (decrease) in net assets from operations	30,925,069	65,396,970	4,553,980	1,318,726
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,816,562)	(4,807,346)	(1,068,336)	(1,719,115)
Total distributions to shareholders	(1,816,562)	(4,807,346)	(1,068,336)	(1,719,115)
CAPITAL TRANSACTIONS:
Shares sold	159,225,432	614,320,635	5,016,295	63,843,610
Shares redeemed	(117,462,488)	(367,061,340)	(23,021,358)	(51,472,042)
Net increase (decrease) in net assets from capital transactions	41,762,944	247,259,295	(18,005,063)	12,371,568
NET INCREASE (DECREASE) IN NET ASSETS	70,871,451	307,848,919	(14,519,419)	11,971,179
NET ASSETS:
Beginning of the period	720,810,996	412,962,077	56,646,657	44,675,478
End of the period	$791,682,447	$720,810,996	$42,127,238	$56,646,657
SHARES TRANSACTIONS
Shares sold	2,225,000	9,100,000	175,000	2,225,000
Shares redeemed	(1,625,000)	(5,375,000)	(800,000)	(1,675,000)
Total increase (decrease) in shares outstanding	600,000	3,725,000	(625,000)	550,000

The accompanying notes are an integral part of these financial statements.

21

ABACUS FCF ETF TRUST
Statements of Changes in Net Assets

	Abacus FCF Small Cap Leaders ETF		Abacus Flexible Bond Leaders ETF
	Period Ended January 31, 2026 (Unaudited)	Period Ended July 31, 2025(a)	Period Ended January 31, 2026 (Unaudited)	Year Ended July 31, 2025
OPERATIONS:
Net investment income (loss)	$5,052	$2,872	$45,820	$807,656
Net realized gain (loss)	(13,511)	118,889	13,855	481,935
Net change in unrealized appreciation (depreciation)	(26,433)	(191,238)	27,553	(576,451)
Net increase (decrease) in net assets from operations	(34,892)	(69,477)	87,228	713,140
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(139,016)	(3,005)	(58,596)	(935,651)
Total distributions to shareholders	(139,016)	(3,005)	(58,596)	(935,651)
CAPITAL TRANSACTIONS:
Shares sold	—	1,234,667	—	—
Shares redeemed	—	—	(491,570)	(27,634,485)
Net increase (decrease) in net assets from capital transactions	—	1,234,667	(491,570)	(27,634,485)
NET INCREASE (DECREASE) IN NET ASSETS	(173,908)	1,162,185	(462,938)	(27,856,996)
NET ASSETS:
Beginning of the period	1,162,185	—	2,435,770	30,292,766
End of the period	$988,277	$1,162,185	$1,972,832	$2,435,770
SHARES TRANSACTIONS
Shares sold	—	50,500	—	—
Shares redeemed	—	—	(25,000)	(1,300,000)
Total increase (decrease) in shares outstanding	—	50,500	(25,000)	(1,300,000)

(a)	Inception date of the Fund was February 18, 2025.
The accompanying notes are an integral part of these financial statements.

22

Abacus FCF Innovation Leaders ETF
FINANCIAL HIGHLIGHTS

	Period Ended January 31, 2026 (Unaudited)	Year Ended July 31,				Period Ended July 31, 2021(a)
		2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$38.54	$31.52	$26.74	$23.99	$29.61	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.06	0.07	0.14	0.17	0.12	0.02
Net realized and unrealized gain (loss) on investments(c)	(2.49)	7.49	4.86	2.85	(4.34)	4.60
Total from investment operations	(2.43)	7.56	5.00	3.02	(4.22)	4.62
LESS DISTRIBUTIONS FROM:
Net investment income	(0.07)	(0.54)	(0.22)	(0.27)	(0.05)	(0.01)
Net realized gains	—	—	—	—	(1.35)	—
Total distributions	(0.07)	(0.54)	(0.22)	(0.27)	(1.40)	(0.01)
Net asset value, end of period	$36.04	$38.54	$31.52	$26.74	$23.99	$29.61
Total return(d)	−6.31%	24.11%	18.76%	12.84%	−15.16%	18.48%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$4,506	$6,745	$44,910	$39,446	$92,953	$87,362
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(e)	0.59%	0.67%(g)	0.69%	0.69%	0.69%	0.69%
After expense reimbursement/ recoupment(e)	0.39%	0.64%(h)	0.69%	0.69%	0.69%	0.69%
Ratio of net investment income (loss) to average net assets(e)	0.29%	0.20%	0.50%	0.72%	0.45%	0.11%
Portfolio turnover rate(d)(f)	41%	79%	86%	161%	82%	40%

(a)	Inception date of the Fund was December 7, 2020.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Effective February 1, 2025, the management fee charged by the Fund was reduced to 0.59%. Prior to February 1, 2025, the management fee charged by the Fund was 0.69%.
(h)	Effective February 1, 2025, the Adviser agreed to waive a portion of the Fund’s management fee equal to 0.20% of the Fund’s average daily net assets through at least November 28, 2026.
The accompanying notes are an integral part of these financial statements.

23

Abacus FCF International Leaders ETF
Financial Highlights

	Period Ended January 31, 2026 (Unaudited)	Year Ended July 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$29.47	$29.85	$27.96	$29.27	$36.38	$26.16
INVESTMENT OPERATIONS:
Net investment income(a)	0.26	0.56	0.55	1.02	1.12	0.44
Net realized and unrealized gain (loss) on investments(b)	2.96	(0.14)	1.93	0.43	(7.50)	9.98
Total from investment operations	3.22	0.42	2.48	1.45	(6.38)	10.42
LESS DISTRIBUTIONS FROM:
Net investment income	(0.25)	(0.80)	(0.59)	(2.76)	(0.31)	(0.20)
Net realized gains	—	—	—	—	(0.42)	—
Total distributions	(0.25)	(0.80)	(0.59)	(2.76)	(0.73)	(0.20)
ETF transaction fees per share	—	—	—	0.00(c)	—	—
Net asset value, end of period	$32.44	$29.47	$29.85	$27.96	$29.27	$36.38
Total return(d)	10.92%	1.38%	9.00%	6.02%	−17.93%	39.96%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$30,007	$31,684	$60,455	$53,826	$54,157	$59,114
Ratio of expenses to average net assets(e)	0.54%	0.57%(g)	0.59%	0.59%	0.59%	0.59%
Ratio of net investment income (loss) to average net assets(e)	1.65%	1.89%	1.95%	3.79%	3.32%	1.32%
Portfolio turnover rate(d)(f)	35%	143%	55%	62%	42%	87%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Effective February 1, 2025, the management fee charged by the Fund was reduced to 0.54%. Prior to February 1, 2025, the management fee charged by the Fund was 0.59%.
The accompanying notes are an integral part of these financial statements.

24

Abacus FCF Leaders ETF
Financial Highlights

	Period Ended January 31, 2026 (Unaudited)	Year Ended July 31,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$69.64	$62.33	$54.00	$48.81	$55.12	$39.92
INVESTMENT OPERATIONS:
Net investment income(a)	0.19	0.52	0.49	0.53	0.60	0.28
Net realized and unrealized gain (loss) on investments(b)	2.64	7.33	8.26	5.61	(1.59)	15.11
Total from investment operations	2.83	7.85	8.75	6.14	(0.99)	15.39
LESS DISTRIBUTIONS FROM:
Net investment income	(0.17)	(0.54)	(0.42)	(0.52)	(0.47)	(0.19)
Net realized gains	—	—	—	(0.43)	(4.85)	—
Total distributions	(0.17)	(0.54)	(0.42)	(0.95)	(5.32)	(0.19)
Net asset value, end of period	$72.30	$69.64	$62.33	$54.00	$48.81	$55.12
Total return(c)	4.06%	12.65%	16.29%	12.87%	−2.92%(f)	38.64%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$791,682	$720,811	$412,962	$203,857	$176,938	$203,949
Ratio of expenses to average net assets(d)	0.49%	0.53%(g)	0.59%	0.59%	0.59%	0.59%
Ratio of net investment income (loss) to average net assets(d)	0.54%	0.78%	0.85%	1.09%	1.15%	0.61%
Portfolio turnover rate(c)(e)	56%	98%	70%	39%	51%	98%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)	During the fiscal year ended July 31, 2022, the Advisor reimbursed the Fund for certain losses. Had the Fund not been reimbursed for these losses the total return would have remained at −2.92%.
(g)	Effective February 1, 2025, the management fee charged by the Fund was reduced to 0.49%. Prior to February 1, 2025, the management fee charged by the Fund was 0.59%.
The accompanying notes are an integral part of these financial statements.

25

Abacus FCF Real Assets Leaders ETF
Financial Highlights

	Period Ended January 31, 2026 (Unaudited)	Year Ended July 31,			Period Ended July 31, 2022(a)
		2025	2024	2023
PER SHARE DATA:
Net asset value, beginning of period	$28.68	$31.35	$28.37	$26.31	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.39	0.85	0.98	1.21	0.63
Net realized and unrealized gain (loss) on investments(c)	2.66	(0.87)	3.35	3.10	1.11
Total from investment operations	3.05	(0.02)	4.33	4.31	1.74
LESS DISTRIBUTIONS FROM:
Net investment income	(0.52)	(2.65)	(1.35)	(1.50)	(0.43)
Net realized gains	—	—	—	(0.75)	—
Total distributions	(0.52)	(2.65)	(1.35)	(2.25)	(0.43)
Net asset value, end of period	$31.21	$28.68	$31.35	$28.37	$26.31
Total return(d)	10.78%	0.14%	15.86%	17.62%	6.88%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$42,127	$56,647	$44,675	$41,848	$34,857
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(e)	0.59%	0.63%(g)	0.69%	0.69%	0.69%
After expense reimbursement/recoupment(e)	0.39%	0.51%(h)	0.69%	0.69%	0.69%
Ratio of net investment income (loss) to average net assets(e)	2.66%	2.89%	3.39%	4.62%	3.79%
Portfolio turnover rate(d)(f)	66%	101%	84%	90%	48%

(a)	Inception date of the Fund was December 13, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Effective February 1, 2025, the management fee charged by the Fund was reduced to 0.59%. Prior to February 1, 2025, the management fee charged by the Fund was 0.69%.
(h)	Effective February 1, 2025, the Adviser agreed to waive a portion of the Fund’s management fee equal to 0.20% of the Fund’s average daily net assets through at least November 28, 2026.
The accompanying notes are an integral part of these financial statements.

26

Abacus FCF Small Cap Leaders ETF
Financial Highlights

	Period Ended January 31, 2026 (Unaudited)	Period Ended July 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$23.01	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.10	0.06
Net realized and unrealized gain (loss) on investments(c)	(0.79)	(1.99)
Total from investment operations	(0.69)	(1.93)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.10)	(0.06)
Net realized gains	(2.65)	—
Total distributions	(2.75)	(0.06)
Net asset value, end of period	$19.57	$23.01
Total return(d)	−3.38%	−7.77%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$988	$1,162
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(e)	0.59%	0.59%
After expense reimbursement/recoupment(e)	0.39%	0.39%
Ratio of net investment income (loss) to average net assets(e)	0.87%	0.58%
Portfolio turnover rate(d)(f)	76%	83%

(a)	Inception date of the Fund was February 18, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

27

Abacus Flexible Bond Leaders ETF
Financial Highlights

	Period Ended January 31, 2026 (Unaudited)	Year Ended July 31,				Period Ended July 31, 2021(a)
		2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$19.49	$21.26	$20.88	$22.13	$25.23	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.45	1.30	1.11	0.93	0.61	0.57
Net realized and unrealized gain (loss) on investments(c)	0.38	(0.15)	0.38	(1.33)	(3.08)	0.15
Total from investment operations	0.83	1.15	1.49	(0.40)	(2.47)	0.72
LESS DISTRIBUTIONS FROM:
Net investment income	(0.59)	(2.92)	(1.11)	(0.85)	(0.63)	(0.49)
Total distributions	(0.59)	(2.92)	(1.11)	(0.85)	(0.63)	(0.49)
Net asset value, end of period	$19.73	$19.49	$21.26	$20.88	$22.13	$25.23
Total return(d)	4.29%	5.95%	7.39%	−1.73%	−9.96%	2.92%
SUPPLEMENTAL DATA AND RATIOS:(e)
Net assets, end of period (in thousands)	$1,973	$2,436	$30,293	$31,319	$47,587	$88,952
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(f)	0.59%	0.68%(h)	0.69%	0.69%	0.69%	0.69%
After expense reimbursement/ recoupment(f)	0.39%	0.66%(i)	0.69%	0.69%	0.69%	0.69%
Ratio of net investment income (loss) to average net assets(f)	4.50%	6.14%	5.34%	4.44%	2.52%	3.54%
Portfolio turnover rate(d)(g)	77%	459%	662%	792%	1,029%	327%

(a)	Inception date of the Fund was December 7, 2020.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Effective February 1, 2025, the management fee charged by the Fund was reduced to 0.59%. Prior to February 1, 2025, the management fee charged by the Fund was 0.69%.
(i)	Effective February 1, 2025, the Adviser agreed to waive a portion of the Fund’s management fee equal to 0.20% of the Fund’s average daily net assets through at least November 28, 2026.
The accompanying notes are an integral part of these financial statements.

28

ABACUS FCF ETF TRUST
NOTES TO FINANCIAL STATEMENTS
January 31, 2026 (Unaudited)
1. ORGANIZATION
The Abacus FCF Leaders ETF (“ABFL”) (formerly known as the FCF US Quality ETF), Abacus FCF International Leaders ETF (“ABLG”) (formerly known as the FCF International Quality ETF), Abacus Flexible Bond Leaders ETF (“ABXB”) (formerly known as the Abacus Tactical High Yield ETF and, prior to that, Donoghue Forlines Tactical High Yield ETF), Abacus FCF Innovation Leaders ETF (“ABOT”) (formerly known as the Donoghue Forlines Innovation ETF), Abacus FCF Real Assets Leaders ETF (“ABLD”) (formerly known as the Donoghue Forlines Yield Enhanced Real Asset ETF) and Abacus FCF Small Cap Leaders ETF (“ABLS”) (each, a “Fund,” and collectively, the “Funds”) are each a series of the Abacus FCF ETF Trust (formerly known as the TrimTabs ETF Trust) (the “Trust”). The Trust was organized as a Delaware statutory trust on April 2, 2014. Each Fund is classified as a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). ABFL commenced operations on September 27, 2016 and that is the date the initial creation units were established. The Fund seeks to generate long-term returns in excess of the total return of the Russell 3000® Index (the “Russell Index”), with less volatility than the Russell Index. ABLG commenced operations on June 27, 2017 and that is the date the initial creation units were established. The Fund seeks to generate long-term total returns. ABXB commenced operations on December 7, 2020 and that is the date the initial creation units were established. The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Abacus Flexible Bond Leaders Index. ABXB is a “fund of funds”, meaning it will generally invest its assets in other registered investment companies. ABOT commenced operations on December 7, 2020 and that is the date the initial creation units were established. The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Abacus FCF Innovation Leaders Index. ABLD commenced operations on December 13, 2021 and that is the date the initial creation units were established. The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Abacus FCF Real Assets Leaders Index. ABLS commenced operations on February 18, 2025 and that is the date the initial creation units were established. On February 18, 2025, all of the assets of a separately managed account (the “Predecessor Account”), which had been managed by the Abacus FCF Advisors LLC (the “Adviser”) since March 18, 2021, and had investment policies, objectives, guidelines and restrictions that were in all material respects equivalent to those of ABLS, were transferred to ABLS in a tax-free transaction (the “Transaction”). Prior to the date of the Transaction, ABLS had not commenced investment operations. As part of the commencement of operations on February 18, 2025, ABLS received an in-kind contribution from the Predecessor Account, which consisted of $10,508 of cash and $1,002,675 of securities which were recorded at their fair value. However, as the Transaction was determined to be a non-taxable transaction by management, the Fund elected to retain the securities’ original cost basis for book and tax purposes to align ongoing reporting. The cost of the contributed securities as of February 18, 2025 was $783,213, resulting in net unrealized appreciation on investments of $219,462 as of the Transaction date. ABLS issued 40,500 shares at $25.02 per share net asset value. ABLS seeks to provide investment results that closely correspond, before fees and expenses, generally to the performance of the Abacus FCF Small Cap Leaders Index.
Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe” or the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units,” which generally consist of 25,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased directly from or redeemed directly to a Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Quasar Distributors, LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Each Fund currently offers one class of shares, which have no front-end sales loads, no deferred sales charges, and no redemption fees. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. Each Fund charges $300 for the standard fixed creation fee, payable to

29

ABACUS FCF ETF TRUST
NOTES TO FINANCIAL STATEMENTS
January 31, 2026 (Unaudited)(Continued)
the Custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the total value of the Creation Units subject to the transaction. Variable fees received by each Fund are displayed in the Capital Share Transactions section of the Statements of Changes in Net Assets. There were no variable fees charged in any Fund during the fiscal year. Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges with respect to such Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
Each Fund is a registered investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.
The following is a summary of significant accounting policies followed by each Fund in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
Security Transactions and Investment Income: Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are computed on the basis of specific identification. Dividend income and income from underlying investment companies is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities.
Dividend Distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. Each Fund distributes all or substantially all of its net investment income to shareholders in the form of dividends.
Federal Income Taxes: The Funds comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required. As of and during the year ended July 31, 2025, the Funds’ most recent fiscal year end, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the year ended July 31, 2025, the Funds’ most recent fiscal year end, the Funds did not have liabilities for any unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. During the year ended July 31, 2025, the Funds’ most recent fiscal year end, the Funds did not incur any interest or penalties. The Funds are subject to examination by U.S. taxing authorities for the prior three fiscal years.
Currency Translation: Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the Funds’ Statements of Operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Share Valuation: The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

30

ABACUS FCF ETF TRUST
NOTES TO FINANCIAL STATEMENTS
January 31, 2026 (Unaudited)(Continued)
Guarantees and Indemnifications: The Funds indemnify their officers and trustees for certain liabilities that may arise from the performance of their duties to the Funds. Additionally, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on industry experience, the Funds expect that risk of loss to be remote.
Reclassification of Capital Accounts: U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the fiscal year ended July 31, 2025, the Funds’ most recent fiscal year end, the following table shows the reclassifications made:

Fund	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
ABOT	$(11,138,649)	$11,138,649
ABLG	$(5,552,649)	$5,552,649
ABFL	$ (71,357,818)	$ 71,357,818
ABLD	$(4,517,117)	$4,517,117
ABLS(1)	$—	$—
ABXB	$(197,758)	$197,758

During the fiscal year ended July 31, 2025, the Funds’ most recent fiscal year end, the Funds realized the following net capital gains or losses resulting from in-kind redemptions in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains or losses are not taxable or deductible to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings to paid-in capital.

Fund	Gains from In-Kind Redemptions
ABOT	$11,439,545
ABLG	$9,575,358
ABFL	$ 74,984,337
ABLD	$4,890,106
ABLS(1)	N/A
ABXB	$250,352

(1)	ABLS commenced operations on February 18, 2025.
Underlying Investment in Other Investment Companies: ABXB seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Abacus Flexible Bond Leaders Index. The Fund seeks to achieve its investment objective by investing in Underlying ETFs. As of January 31, 2026, the Fund invested a portion of its assets in the iShares International Treasury Bond ETF and the iShares J.P. Morgan USD Emerging Markets Bond ETF. As of January 31, 2026, the percentage of ABXB’s total net assets invested in the iShares International Treasury Bond ETF and the iShares J.P. Morgan USD Emerging Markets Bond ETF was 20.2% and 20.1%, respectively. iShares International Treasury Bond ETF’s and iShares J.P. Morgan USD Emerging Markets Bond ETF’s financial statements can be found by accessing the SEC’s website at www.sec.gov.
The Funds participate in the securities lending program and receive cash collateral in return for securities lent. The collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize current income to the extent consistent with the preservation of capital and liquidity and to maintain a stable net asset value of $1.00 per unit by investing in dollar-denominated securities with remaining maturities of 397 calendar days or less. As of January 31, 2026, the percentage of ABLG’s, ABLD’s and ABXB’s total net assets invested in the Mount Vernon Liquid Assets Portfolio, LLC was 33.7%, 30.7%, and 32.5%, respectively. No other Fund had an investment in the Mount Vernon Liquid Assets Portfolio, LLC that exceeded 20% of total net assets as of January 31, 2026.

31

ABACUS FCF ETF TRUST
NOTES TO FINANCIAL STATEMENTS
January 31, 2026 (Unaudited)(Continued)
Subsequent Events: The Trust has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments or disclosures were required to the financial statements.
3. SECURITIES VALUATION
Investment Valuation: Each Fund calculates its net asset value (“NAV”) each day the New York Stock Exchange (the “NYSE”) is open for trading as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”).
Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. If an equity security is listed on a national securities exchange, the security is valued at the closing price or, if the closing price is not readily available, the mean of the closing bid and asked prices.
Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.
Units of Mount Vernon Liquid Assets Portfolio, LLC are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.
Deposit accounts are valued at acquisition cost, which approximates fair value. Market quotations and indicative bids are obtained from outside pricing services. Additionally, the Funds’ Board of Trustees (the “Board”) has designated the Adviser to serve as the valuation designee, pursuant to Rule 2a-5 under the 1940 Act, to perform the fair value determinations relating to any or all Fund investments. Accordingly, if a market quotation is not readily available or otherwise becomes unreliable, the Adviser will determine in good faith the price of the security held by the Funds based on a determination of the security’s fair value pursuant to policies and procedures approved by the Board. In addition, the Adviser may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Funds’ NAV’s are calculated. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below.
Foreign exchanges typically close before the time at which Fund share prices are calculated and may be closed altogether on some days when shares of the Funds are traded. Significant events affecting a foreign security may include, but are not limited to: corporate actions, earnings announcements, litigation or other events impacting a single issuer; governmental action that affects securities in one sector or country; natural disasters or armed conflicts affecting a country or region; or significant domestic or foreign market fluctuations.
Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Fair Valuation Measurement: The FASB established a framework for measuring fair value in accordance with GAAP. Under FASB ASC Topic 820, Fair Value Measurement, various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

32

ABACUS FCF ETF TRUST
NOTES TO FINANCIAL STATEMENTS
January 31, 2026 (Unaudited)(Continued)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The following is a summary of the inputs used to value the Funds’ investments as of January 31, 2026:
ABOT

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$4,498,348	$—	$—	$4,498,348
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	582,315
Total Investments	$4,498,348	$—	$—	$5,080,663

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $582,315 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

ABLG

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$29,497,022	$251,805	$—(c)	$29,748,827
Warrants	—	—	—(b)	—
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	10,097,466
Total Investments	$29,497,022	$251,805	$—	$39,846,293

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $10,097,466 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

(b)
Security valued at fair value using methods determined in good faith by or at the direction of the Fund’s valuation designee. Value determined using significant unobservable inputs. At January 31, 2026, the fair value of this security represented less than 0.05% of net assets.

(c)
Russia’s invasion of Ukraine has led to unprecedented market and policy responses of governments and regulators around the world. There is no functioning or orderly market to facilitate the liquidation of any security impacted by Russia-related sanctions. As a result, the fair value of the Russia-related sanctioned security held by the Fund has been reduced to zero.

33

ABACUS FCF ETF TRUST
NOTES TO FINANCIAL STATEMENTS
January 31, 2026 (Unaudited)(Continued)
ABFL

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$790,004,187	$—	$—	$790,004,187
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	17,157,134
Total Investments	$ 790,004,187	$—	$—	$807,161,321

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $17,157,134 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

ABLD

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$31,666,985	$—	$—	$31,666,985
Master Limited Partnerships	5,680,181	—	—	5,680,181
Real Estate Investment Trusts	4,549,257	—	—	4,549,257
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	12,929,527
Total Investments	$41,896,423	$—	$—	$54,825,950

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $12,929,527 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

ABLS

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$987,837	$—	$—	$987,837
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	168,490
Total Investments	$987,837	$—	$—	$1,156,327

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $168,490 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

34

ABACUS FCF ETF TRUST
NOTES TO FINANCIAL STATEMENTS
January 31, 2026 (Unaudited)(Continued)
ABXB

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$1,968,559	$—	$—	$1,968,559
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	641,330
Total Investments	$1,968,559	$—	$—	$2,609,889

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $641,330 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Accounting Pronouncements: In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is currently effective for the Funds. Management has determined that there were no significant impacts of these amendments on the Funds’ financial statements.
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements. Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Chief Operating Officer/Chief Compliance Officer of the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments should be applied on a prospective basis. Management does not expect this guidance to materially impact the financial statements.
4. OTHER RELATED PARTY TRANSACTIONS
Pursuant to an Investment Advisory Agreement (“Investment Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser bears the costs of all advisory and non-advisory services required to operate the Funds, including payment of Trustee compensation, in exchange for a single unitary management fee. For services provided to the Funds, ABLG and ABFL pay the Adviser 0.54% and 0.49%, respectively, of their average daily net assets. ABOT, ABLD, ABLS and ABXB each pay the Adviser 0.59% at an annual rate based on each Fund’s average daily net assets. The Adviser has contractually agreed to waive a portion of the management fee for ABOT, ABLD, ABLS and ABXB equal to 0.20% of each Fund’s average daily net assets through at least November 28, 2026. There are no expense recapture provisions in the fee waiver agreements.

35

ABACUS FCF ETF TRUST
NOTES TO FINANCIAL STATEMENTS
January 31, 2026 (Unaudited)(Continued)
Certain officers and a Trustee of the Trust are affiliated with the Adviser and are not paid any fees by the Funds for serving in such capacities.
5. SERVICE AND CUSTODY AGREEMENTS
The Funds have entered into Service Agreements with U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, and a Custody Agreement with U.S. Bank, N.A. (“USB”), an affiliate of Fund Services. Under these agreements, Fund Services and USB provide certain transfer agency, administrative, accounting and custody services and are paid by the Adviser under the unitary fee arrangement noted above.
Quasar Distributors, LLC (“Quasar”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. Quasar is a wholly-owned subsidiary of Foreside Financial Group, LLC (“Foreside”), doing business as ACA Group.
The Trust has adopted a distribution and service plan (“Rule 12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Rule 12b-1 Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders. To date, the Rule 12b-1 Plan has not been implemented for the Funds and there is no current intention to implement the Rule 12b-1 Plan.
6. INVESTMENT TRANSACTIONS
For the period ended January 31, 2026, the aggregate purchases and sales of securities by each Fund, excluding short-term securities and in-kind transactions, were as follows:

Fund	Purchases	Sales
ABOT	$2,285,896	$2,284,198
ABLG	$10,882,246	$11,010,262
ABFL	$427,068,548	$420,073,781
ABLD	$30,873,258	$31,140,495
ABLS	$854,669	$981,822
ABXB	$1,569,193	$1,572,332

For the period ended January 31, 2026, in-kind transactions associated with creations and redemptions were as follows:

Fund	Purchases	Sales
ABOT	$—	$1,972,130
ABLG	$—	$4,632,794
ABFL	$158,074,497	$116,388,293
ABLD	$4,967,417	$22,788,479
ABLS	$—	$—-
ABXB	$—	$486,368

For the period ended January 31, 2026, there were no long-term purchases or sales of U.S. Government Securities for the Funds.

36

ABACUS FCF ETF TRUST
NOTES TO FINANCIAL STATEMENTS
January 31, 2026 (Unaudited)(Continued)
7. INCOME TAX INFORMATION
The components of tax basis cost of investments and net unrealized appreciation for federal income tax purposes as of July 31, 2025, the Funds’ most recent fiscal year end, were as follows:

	ABOT	ABLG	ABFL	ABLD	ABLS(1)	ABXB
Tax cost of investments	$7,345,928	$43,657,187	$706,404,060	$64,351,727	$1,208,533	$2,866,826
Gross tax unrealized appreciation	933,873	1,662,168	100,014,925	2,887,543	107,506	27,376
Gross tax unrealized depreciation	(456,014)	(2,980,289)	(38,781,731)	(1,664,302)	(79,953)	(8,340)
Net tax unrealized appreciation (depreciation)	477,859	(1,318,121)	61,233,194	1,223,241	27,553	19,036
Undistributed ordinary income	4,258	3,351	493,492	816,271	—	12,554
Undistributed long-term capital gains	—	—	—	—	119,427	—
Distributable earnings	4,258	3,351	493,492	816,271	119,427	12,554
Other accumulated gain (loss)	(10,998,484)	(13,289,655)	(39,836,534)	(2,600,760)	—	(7,472,149)
Total distributable earnings (accumulated deficit)	$ (10,516,367)	$(14,604,425)	$21,890,152	$(561,248)	$146,980	$(7,440,559)

(1)	ABLS commenced operations on February 18, 2025.
The difference between book and tax-basis cost is attributable to the realization for tax purposes of unrealized gains on investments in publicly traded partnerships and wash sales. Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. The other accumulated losses presented in the table above for ABLG and ABLD differ from the capital loss carryforwards presented in the table below due to foreign currency unrealized gains in ABLG and accumulated outstanding passive activity losses from partnership interests in ABLD.
At July 31, 2025, the Funds’ most recent fiscal year end, the Funds had the following capital loss carryforwards:

Fund	Short-Term	Long-Term	Total	Expires
ABOT	$7,504,485	$3,493,999	$10,998,484	Indefinite
ABLG	$6,847,134	$6,452,912	$13,300,046	Indefinite
ABFL	$34,150,848	$5,685,686	$39,836,534	Indefinite
ABLD	$2,256,167	$208,538	$2,464,705	Indefinite
ABLS(1)	$—	$—	$—	N/A
ABXB	$7,130,213	$341,936	$7,472,149	Indefinite

During the tax year ended July 31, 2025, the Funds’ most recent fiscal year end, the following Funds utilized capital loss carryforwards:

Fund	Amount
ABOT	$271,301
ABXB	$213,166

37

ABACUS FCF ETF TRUST
NOTES TO FINANCIAL STATEMENTS
January 31, 2026 (Unaudited)(Continued)
The tax character of distributions paid by the Funds during the period ended January 31, 2026 and the fiscal year ended July 31, 2025 were as follows:

	Ordinary Income		Capital Gains
Fund	Period Ended January 31, 2026	Year Ended July 31, 2025	Period Ended January 31, 2026	Year Ended July 31, 2025
ABOT	$10,138	$118,109	$—	$—
ABLG	$246,271	$1,541,886	$—	$—
ABFL	$1,816,562	$4,807,346	$—	$—
ABLD	$1,068,336	$1,719,115	$—	$—
ABLS(1)	$5,150	$2,872	$133,866	$133
ABXB	$58,596	$935,651	$—	$—

(1)	ABLS commenced operations on February 18, 2025.
8. SECURITIES LENDING
Following terms of a securities lending agreement with USB, each Fund may lend securities from its portfolio to brokers, dealers and financial institutions in order to increase the return on its portfolio, primarily through the receipt of borrowing fees and earnings on invested collateral. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to 105% of the value of the loaned securities that are foreign securities or 102% of the value of any U.S. loaned securities. Loans shall be marked to market daily. If the market value of the collateral at the close of trading on a business day is less than the margin percentage of the market value of the loaned securities at the close of trading that day, reasonable efforts will be made to seek an additional amount of collateral the following business day. During the time securities are on loan, the borrower will pay the Funds any accrued income on those securities, and the Funds may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral. In determining whether or not to lend a security to a particular broker, dealer or financial institution, the Adviser considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, relevant facts dealer or financial institution. Securities lending involves the risk of a default or insolvency of the borrower. In either of these cases, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. A Fund also could lose money in the event of a decline in the value of the collateral provided for loaned securities. Additionally, the loaned portfolio securities may not be available to the Fund on a timely basis and the Fund may therefore lose the opportunity to sell the securities at a desirable price. Any decline in the value of a security that occurs while the security is out on loan would continue to be borne by the Funds.
Each Fund receives cash as collateral in return for securities lent, if any, as part of the securities lending program. The collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC of which the investment objective is to seek to maximize current income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit. As of January 31, 2026, the Funds held the following amounts in the Mount Vernon Liquid Assets Portfolio, LLC:

Fund	Amount Held at January 31, 2026
ABOT	$582,315
ABLG	$10,097,466
ABFL	$17,157,134
ABLD	$12,929,527
ABLS	$168,490
ABXB	$641,330

The remaining contractual maturity of all securities lending transactions is overnight and continuous. The Funds are not subject to a master netting agreement with respect to securities lending; therefore no additional disclosures are required. The income earned by the Funds on investments of cash collateral received from borrowers for the securities

38

ABACUS FCF ETF TRUST
NOTES TO FINANCIAL STATEMENTS
January 31, 2026 (Unaudited)(Continued)
loaned to them are reflected in the Funds’ Statements of Operations. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to the Custodian as lending agent.
9. CERTAIN RISKS
Concentration Risk. A fund concentrated in an industry or group of industries is likely to present more risks than a fund that is broadly diversified over several industries or groups of industries. Compared to the broad market, an individual industry or group of related industries may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock or regulatory changes.
Depositary Receipts Risk. The risks of investments in depositary receipts are substantially similar to a direct investment in a foreign security. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including due to: differences in information available about foreign issuers; differences in investor protection standards in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. In addition, depositary receipts may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.
Emerging Markets Risk. Investments in emerging markets are generally subject to greater market volatility, political, social and economic instability, uncertain trading markets and more governmental limitations than investments in more developed markets. Companies in emerging markets may be subject to less stringent regulatory, accounting, auditing, and financial reporting and recordkeeping standards than companies in more developed countries, which could impede the Adviser’s ability to evaluate such companies or impact ABLG’s performance. Securities laws and the enforcement of systems of taxation in many emerging market countries may change quickly and unpredictably, and the ability to bring and enforce actions may be limited or otherwise impaired. In addition, investments in emerging markets may experience lower trading volume, greater price fluctuations, delayed settlement, unexpected market closures and lack of timely information, and may be subject to additional transaction costs.
Equity Investing Risk. An investment in ABFL, ABLG, ABOT, ABLD or ABLS involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.
Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including due to: differences in information available about foreign issuers; differences in investor protection standards in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. In addition, the Fund’s investments in securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect the Fund’s returns. Non-U.S. issuers also may not be subject to uniform accounting, auditing and financial reporting standards and there may be less reliable and publicly available financial and other information about such issuers, as compared to U.S. issuers.
Geographic Region Risk. To the extent that the Funds invest a significant portion of their assets in a specific geographic region or a particular country, the Funds will generally have more exposure to that region or country’s economic risks. In the event of economic or political turmoil or a deterioration of diplomatic relations in a region or country where a significant portion of the Funds’ assets are invested, the Funds may experience substantial illiquidity or reduction in the value of the Funds’ investments. Adverse conditions in a certain region or country can also adversely affect securities of issuers in other countries whose economies appear to be unrelated.

39

ABACUS FCF ETF TRUST
NOTES TO FINANCIAL STATEMENTS
January 31, 2026 (Unaudited)(Continued)
High Yield (Junk Bond) Securities Risk. High yield securities and unrated securities of similar credit quality are considered to be speculative with respect to the issuer’s continuing ability to make principal and interest payments and are generally subject to greater levels of credit quality risk than investment grade securities. High yield securities are usually issued by companies, including smaller and medium capitalization companies, without long track records of sales and earnings, or with questionable credit strength. These companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying floating rate loans. These fixed-income securities are considered below “investment-grade.” The retail secondary market for these “junk bonds” may be less liquid than that of higher-rated fixed income securities, and adverse conditions could make it difficult at times to sell these securities or could result in lower prices than higher-rated fixed income securities. A lack of publicly available information, irregular trading activity and/or wide bid/ask spreads, among other factors, may, in certain circumstances, make high-yield securities more difficult to sell at an advantageous time or price than other types of securities. These factors may result in an Underlying ETF being unable to realize full value for these securities and/or may result in a Fund not receiving the proceeds from a sale of a high-yield security for an extended period after such sale, each of which could result in losses to an Underlying ETF. These risks can reduce the value of the shares of an Underlying ETF and the income it earns.
MLP Risk. An MLP is a publicly traded partnership primarily engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. MLP common units, like other equity securities, can be affected by macroeconomic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards an issuer or certain market sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs, like the prices of other equity securities, also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.
MLP Tax Risk. MLPs taxed as partnerships, subject to the application of certain partnership audit rules, generally do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the MLP’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by ABLD were treated as corporations for U.S. federal income tax purposes, it could result in a reduction in the value of your investment in ABLD and lower income.
Real Assets Industry Group Risk. The risks of investing in the Real Assets Industry Group include the risks of focusing investments in the real estate, infrastructure, commodities and natural resources related sectors, and adverse developments in these sectors may significantly affect the value of the Shares. Accordingly, ABLD is more susceptible to adverse developments affecting one or more of these sectors than a fund that invests more broadly, and the Fund may perform poorly during a downturn affecting issuers in those sectors. Companies involved in activities related to the Real Assets Industry Group can be adversely affected by, among other things, government regulation or deregulation, global political and economic developments, energy and commodity prices, the overall supply and demand for oil and gas, changes in tax zoning laws, environmental issues, and low inflation.
Real Estate Investment Trust (“REIT”) Risk. A REIT is a company that pools investor funds to invest primarily in income producing real estate or real estate related loans or interests. ABLD may be subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders and may be subject to defaults by borrowers and to self-liquidations.
Sector Focus Risk. To the extent that a Fund’s investments are focused on a particular sector, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries or sector. Focusing on a particular sector could increase a Fund’s volatility over the short term.

40

ABACUS FCF ETF TRUST
NOTES TO FINANCIAL STATEMENTS
January 31, 2026 (Unaudited)(Continued)
Small Capitalization Company Risk. Investing in securities of small capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. Often, small capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions. Small capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations or may have difficulty in repaying any loans which are floating rate.
Underlying ETFs Risk. In seeking to track its Underlying Index, ABXB invests a portion of its assets in Underlying ETFs. In those situations, the Fund’s investment performance is directly related to the performance of the Underlying ETFs. The Fund’s net asset value (or “NAV”) will change with changes in the value of the Underlying ETFs based on their market valuations. An investment in the Fund will entail more costs and expenses than a direct investment in the Underlying ETFs. As the Underlying ETFs, or the Fund’s allocations among the Underlying ETFs, change from time to time, or to the extent that the total annual fund operating expenses of any Underlying ETF changes, the weighted average operating expenses borne by the Fund may increase or decrease.
U.S. Government Securities Risk. This is the risk that the U.S. government will not provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. Certain U.S. government securities purchased by the Fund are neither issued nor guaranteed by the U.S. Treasury and, therefore, may not be backed by the full faith and credit of the United States. The maximum potential liability of the issuers of some U.S. government securities may greatly exceed their current resources, including any legal right to support from the U.S. Treasury. It is possible that the issuers of such securities will not have the funds to meet their payment obligations in the future.

41

Abacus FCF ETF Trust
Additional Information (Unaudited)
The below information is required disclosure from Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
The Adviser has agreed to pay all operating expenses of the Funds pursuant to the terms of the Investment Advisory Agreement, subject to certain exclusions provided therein. As a result, the Adviser is responsible for compensating the Independent Trustees. Further information related to Trustee and Officer compensation for the Trust can be obtained from the Funds’ most recent Statement of Additional Information.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable as the investment advisory contract was not approved during the period covered by this report.

42

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Funds’ Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable as the investment advisory contract was not approved during the period covered by this report.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Abacus FCF ETF Trust

By (Signature and Title)*	/s/ Jay Jackson
Jay Jackson, President (Principal Executive Officer)

Date	4/6/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jay Jackson
Jay Jackson, President (Principal Executive Officer)

Date	4/6/2026

By (Signature and Title)*	/s/ Vince Qijun Chen
Vince (Qijun) Chen, Treasurer (Principal Financial Officer)

Date	4/2/2026

* Print the name and title of each signing officer under his or her signature.